UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22293

T. Rowe Price U.S. Large-Cap Core Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

U.S. Large-Cap Core Fund

Investor Class (TRULX)

This annual shareholder report contains important information about U.S. Large-Cap Core Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Large-Cap Core Fund - Investor Class	$71	0.64%

What drove fund performance during the past 12 months?

  U.S. stocks advanced in 2024, buoyed by generally favorable earnings and strong gains in companies exposed to artificial intelligence (AI). Despite inflation exceeding the Federal Reserve’s 2% target, the central bank began cutting rates in September as the labor market cooled. Stocks rallied after the U.S. elections in November as investors expected that President-elect Donald Trump's policies would benefit corporate profits, though volatility rose over concerns about his tariff and tax plans.

  Versus the S&P 500 Index, stock selection in information technology led contributors to relative performance. NVIDIA was a significant contributor, as the company thrived as demand increased sharply for its graphics processing units (GPU)—driven particularly by generative AI advancement—alongside positive sentiment for its high-end GPU chip innovation. Stock choices in materials also added value, led by International Paper.

  In contrast, stock selection in industrials and business services led relative detractors. Despite solid performance against a tough industry backdrop, Old Dominion Freight Line shares fell due to a prolonged freight recession that led to lower freight volumes, decreased fuel charge revenues, and increased operational expenses. In health care, stock choices and an overweight exposure to the sector also hurt, especially our position in Regeneron Pharmaceuticals.

  The fund is actively managed and aims for long-term capital growth through fundamental, bottom-up research, blending growth and value investing to select stocks with favorable fundamentals, earnings potential, and valuation. Over the year, the fund increased its absolute position in information technology and reduced its absolute allocation to health care.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2015	10,306	10,180	10,095
2015	10,425	10,194	10,123
2015	10,043	9,455	9,471
2015	10,820	10,048	10,138
2016	10,803	10,145	10,275
2016	11,188	10,412	10,527
2016	11,505	10,870	10,933
2016	11,589	11,327	11,351
2017	12,458	11,978	12,039
2017	12,887	12,339	12,411
2017	13,201	12,903	12,967
2017	14,014	13,721	13,829
2018	13,938	13,633	13,724
2018	14,268	14,163	14,195
2018	15,245	15,172	15,290
2018	13,540	13,002	13,223
2019	15,229	14,828	15,027
2019	16,038	15,435	15,674
2019	16,240	15,614	15,940
2019	17,535	17,035	17,386
2020	14,095	13,475	13,979
2020	16,585	16,443	16,850
2020	18,092	17,957	18,355
2020	20,266	20,593	20,585
2021	21,370	21,900	21,856
2021	23,168	23,705	23,724
2021	23,148	23,681	23,863
2021	25,464	25,877	26,494
2022	24,065	24,512	25,276
2022	20,867	20,418	21,206
2022	19,851	19,506	20,170
2022	21,604	20,907	21,696
2023	22,492	22,408	23,322
2023	24,141	24,288	25,361
2023	23,727	23,497	24,531
2023	26,488	26,334	27,399
2024	30,024	28,973	30,291
2024	31,376	29,904	31,589
2024	32,365	31,767	33,448
2024	32,579	32,604	34,254

202501-4140694, 202502-4108954

F190-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
U.S. Large-Cap Core Fund (Investor Class)	23.00%	13.19%	12.54%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
S&P 500 Index (Strategy Benchmark)	25.02	14.53	13.10

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$19,228,370
  Number of Portfolio Holdings78
  Investment Advisory Fees Paid (000s)$20,906
  Portfolio Turnover Rate58.4%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	30.7%
Financials	12.3
Health Care	11.3
Industrials & Business Services	11.2
Consumer Discretionary	10.4
Consumer Staples	6.4
Communication Services	6.0
Energy	5.3
Materials	2.9
Other	3.5

Top Ten Holdings (as a % of Net Assets)

Apple	8.2%
NVIDIA	7.4
Microsoft	5.7
Amazon.com	5.1
Alphabet	3.4
Visa	2.9
JPMorgan Chase	2.0
UnitedHealth Group	1.9
Netflix	1.7
Eli Lilly	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

U.S. Large-Cap Core Fund

Investor Class (TRULX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

U.S. Large-Cap Core Fund

Advisor Class (PAULX)

This annual shareholder report contains important information about U.S. Large-Cap Core Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Large-Cap Core Fund - Advisor Class	$106	0.95%

What drove fund performance during the past 12 months?

  U.S. stocks advanced in 2024, buoyed by generally favorable earnings and strong gains in companies exposed to artificial intelligence (AI). Despite inflation exceeding the Federal Reserve’s 2% target, the central bank began cutting rates in September as the labor market cooled. Stocks rallied after the U.S. elections in November as investors expected that President-elect Donald Trump's policies would benefit corporate profits, though volatility rose over concerns about his tariff and tax plans.

  Versus the S&P 500 Index, stock selection in information technology led contributors to relative performance. NVIDIA was a significant contributor, as the company thrived as demand increased sharply for its graphics processing units (GPU)—driven particularly by generative AI advancement—alongside positive sentiment for its high-end GPU chip innovation. Stock choices in materials also added value, led by International Paper.

  In contrast, stock selection in industrials and business services led relative detractors. Despite solid performance against a tough industry backdrop, Old Dominion Freight Line shares fell due to a prolonged freight recession that led to lower freight volumes, decreased fuel charge revenues, and increased operational expenses. In health care, stock choices and an overweight exposure to the sector also hurt, especially our position in Regeneron Pharmaceuticals.

  The fund is actively managed and aims for long-term capital growth through fundamental, bottom-up research, blending growth and value investing to select stocks with favorable fundamentals, earnings potential, and valuation. Over the year, the fund increased its absolute position in information technology and reduced its absolute allocation to health care.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2015	10,301	10,180	10,095
2015	10,420	10,194	10,123
2015	10,032	9,455	9,471
2015	10,799	10,048	10,138
2016	10,777	10,145	10,275
2016	11,151	10,412	10,527
2016	11,457	10,870	10,933
2016	11,530	11,327	11,351
2017	12,386	11,978	12,039
2017	12,808	12,339	12,411
2017	13,110	12,903	12,967
2017	13,910	13,721	13,829
2018	13,822	13,633	13,724
2018	14,143	14,163	14,195
2018	15,101	15,172	15,290
2018	13,400	13,002	13,223
2019	15,064	14,828	15,027
2019	15,859	15,435	15,674
2019	16,040	15,614	15,940
2019	17,307	17,035	17,386
2020	13,903	13,475	13,979
2020	16,345	16,443	16,850
2020	17,824	17,957	18,355
2020	19,947	20,593	20,585
2021	21,026	21,900	21,856
2021	22,774	23,705	23,724
2021	22,735	23,681	23,863
2021	24,983	25,877	26,494
2022	23,592	24,512	25,276
2022	20,440	20,418	21,206
2022	19,431	19,506	20,170
2022	21,126	20,907	21,696
2023	21,979	22,408	23,322
2023	23,577	24,288	25,361
2023	23,157	23,497	24,531
2023	25,823	26,334	27,399
2024	29,255	28,973	30,291
2024	30,543	29,904	31,589
2024	31,484	31,767	33,448
2024	31,662	32,604	34,254

202501-4140694, 202502-4108954

F290-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
U.S. Large-Cap Core Fund (Advisor Class)	22.61%	12.84%	12.22%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
S&P 500 Index (Strategy Benchmark)	25.02	14.53	13.10

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$19,228,370
  Number of Portfolio Holdings78
  Investment Advisory Fees Paid (000s)$20,906
  Portfolio Turnover Rate58.4%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	30.7%
Financials	12.3
Health Care	11.3
Industrials & Business Services	11.2
Consumer Discretionary	10.4
Consumer Staples	6.4
Communication Services	6.0
Energy	5.3
Materials	2.9
Other	3.5

Top Ten Holdings (as a % of Net Assets)

Apple	8.2%
NVIDIA	7.4
Microsoft	5.7
Amazon.com	5.1
Alphabet	3.4
Visa	2.9
JPMorgan Chase	2.0
UnitedHealth Group	1.9
Netflix	1.7
Eli Lilly	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

U.S. Large-Cap Core Fund

Advisor Class (PAULX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

U.S. Large-Cap Core Fund

I Class (RCLIX)

This annual shareholder report contains important information about U.S. Large-Cap Core Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Large-Cap Core Fund - I Class	$64	0.57%

What drove fund performance during the past 12 months?

  U.S. stocks advanced in 2024, buoyed by generally favorable earnings and strong gains in companies exposed to artificial intelligence (AI). Despite inflation exceeding the Federal Reserve’s 2% target, the central bank began cutting rates in September as the labor market cooled. Stocks rallied after the U.S. elections in November as investors expected that President-elect Donald Trump's policies would benefit corporate profits, though volatility rose over concerns about his tariff and tax plans.

  Versus the S&P 500 Index, stock selection in information technology led contributors to relative performance. NVIDIA was a significant contributor, as the company thrived as demand increased sharply for its graphics processing units (GPU)—driven particularly by generative AI advancement—alongside positive sentiment for its high-end GPU chip innovation. Stock choices in materials also added value, led by International Paper.

  In contrast, stock selection in industrials and business services led relative detractors. Despite solid performance against a tough industry backdrop, Old Dominion Freight Line shares fell due to a prolonged freight recession that led to lower freight volumes, decreased fuel charge revenues, and increased operational expenses. In health care, stock choices and an overweight exposure to the sector also hurt, especially our position in Regeneron Pharmaceuticals.

  The fund is actively managed and aims for long-term capital growth through fundamental, bottom-up research, blending growth and value investing to select stocks with favorable fundamentals, earnings potential, and valuation. Over the year, the fund increased its absolute position in information technology and reduced its absolute allocation to health care.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark
11/29/16	500,000	500,000	500,000
12/31/16	502,912	508,515	508,640
3/31/17	541,101	537,720	539,495
6/30/17	559,948	553,935	556,155
9/30/17	573,835	579,257	581,073
12/31/17	609,134	615,967	619,684
3/31/18	606,066	611,997	614,980
6/30/18	620,898	635,796	636,097
9/30/18	663,603	681,090	685,145
12/31/18	589,488	583,679	592,515
3/31/19	663,518	665,648	673,381
6/30/19	699,019	692,907	702,362
9/30/19	707,826	700,962	714,290
12/31/19	764,729	764,731	779,076
3/31/20	614,810	604,904	626,393
6/30/20	723,894	738,150	755,075
9/30/20	789,858	806,115	822,499
12/31/20	885,218	924,466	922,417
3/31/21	933,675	983,141	979,376
6/30/21	1,012,131	1,064,150	1,063,101
9/30/21	1,011,554	1,063,067	1,069,289
12/31/21	1,112,636	1,161,694	1,187,201
3/31/22	1,051,806	1,100,375	1,132,607
6/30/22	912,144	916,599	950,245
9/30/22	867,763	875,677	903,848
12/31/22	944,850	938,568	972,188
3/31/23	983,732	1,005,960	1,045,074
6/30/23	1,055,989	1,090,328	1,136,436
9/30/23	1,038,168	1,054,851	1,099,236
12/31/23	1,158,954	1,182,191	1,227,754
3/31/24	1,313,959	1,300,639	1,357,354
6/30/24	1,373,225	1,342,467	1,415,501
9/30/24	1,416,861	1,426,091	1,498,825
12/31/24	1,426,484	1,463,644	1,534,934

202501-4140694, 202502-4108954

F310-052 2/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 11/29/16
U.S. Large-Cap Core Fund (I Class)	23.08%	13.28%	13.84%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	14.20
S&P 500 Index (Strategy Benchmark)	25.02	14.53	14.88

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$19,228,370
  Number of Portfolio Holdings78
  Investment Advisory Fees Paid (000s)$20,906
  Portfolio Turnover Rate58.4%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	30.7%
Financials	12.3
Health Care	11.3
Industrials & Business Services	11.2
Consumer Discretionary	10.4
Consumer Staples	6.4
Communication Services	6.0
Energy	5.3
Materials	2.9
Other	3.5

Top Ten Holdings (as a % of Net Assets)

Apple	8.2%
NVIDIA	7.4
Microsoft	5.7
Amazon.com	5.1
Alphabet	3.4
Visa	2.9
JPMorgan Chase	2.0
UnitedHealth Group	1.9
Netflix	1.7
Eli Lilly	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

U.S. Large-Cap Core Fund

I Class (RCLIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

U.S. Large-Cap Core Fund

Z Class (TRZLX)

This annual shareholder report contains important information about U.S. Large-Cap Core Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Large-Cap Core Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  U.S. stocks advanced in 2024, buoyed by generally favorable earnings and strong gains in companies exposed to artificial intelligence (AI). Despite inflation exceeding the Federal Reserve’s 2% target, the central bank began cutting rates in September as the labor market cooled. Stocks rallied after the U.S. elections in November as investors expected that President-elect Donald Trump's policies would benefit corporate profits, though volatility rose over concerns about his tariff and tax plans.

  Versus the S&P 500 Index, stock selection in information technology led contributors to relative performance. NVIDIA was a significant contributor, as the company thrived as demand increased sharply for its graphics processing units (GPU)—driven particularly by generative AI advancement—alongside positive sentiment for its high-end GPU chip innovation. Stock choices in materials also added value, led by International Paper.

  In contrast, stock selection in industrials and business services led relative detractors. Despite solid performance against a tough industry backdrop, Old Dominion Freight Line shares fell due to a prolonged freight recession that led to lower freight volumes, decreased fuel charge revenues, and increased operational expenses. In health care, stock choices and an overweight exposure to the sector also hurt, especially our position in Regeneron Pharmaceuticals.

  The fund is actively managed and aims for long-term capital growth through fundamental, bottom-up research, blending growth and value investing to select stocks with favorable fundamentals, earnings potential, and valuation. Over the year, the fund increased its absolute position in information technology and reduced its absolute allocation to health care.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Z Class	Regulatory Benchmark	Strategy Benchmark
3/16/20	10,000	10,000	10,000
3/31/20	10,864	10,865	10,839
6/30/20	12,808	13,259	13,066
9/30/20	14,000	14,480	14,233
12/31/20	15,709	16,606	15,962
3/31/21	16,595	17,659	16,947
6/30/21	18,020	19,115	18,396
9/30/21	18,030	19,095	18,503
12/31/21	19,864	20,867	20,544
3/31/22	18,802	19,765	19,599
6/30/22	16,328	16,464	16,443
9/30/22	15,559	15,729	15,640
12/31/22	16,960	16,859	16,823
3/31/23	17,685	18,069	18,084
6/30/23	19,013	19,585	19,665
9/30/23	18,718	18,948	19,021
12/31/23	20,929	21,235	21,245
3/31/24	23,764	23,362	23,488
6/30/24	24,871	24,114	24,494
9/30/24	25,697	25,616	25,936
12/31/24	25,908	26,290	26,561

202501-4140694, 202502-4108954

F1270-052 2/25

Average Annual Total Returns

	1 Year	Since Inception 3/16/20
U.S. Large-Cap Core Fund (Z Class)	23.79%	21.96%
Russell 3000 Index (Regulatory Benchmark)	23.81	22.33
S&P 500 Index (Strategy Benchmark)	25.02	22.60

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$19,228,370
  Number of Portfolio Holdings78
  Investment Advisory Fees Paid (000s)$20,906
  Portfolio Turnover Rate58.4%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	30.7%
Financials	12.3
Health Care	11.3
Industrials & Business Services	11.2
Consumer Discretionary	10.4
Consumer Staples	6.4
Communication Services	6.0
Energy	5.3
Materials	2.9
Other	3.5

Top Ten Holdings (as a % of Net Assets)

Apple	8.2%
NVIDIA	7.4
Microsoft	5.7
Amazon.com	5.1
Alphabet	3.4
Visa	2.9
JPMorgan Chase	2.0
UnitedHealth Group	1.9
Netflix	1.7
Eli Lilly	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

U.S. Large-Cap Core Fund

Z Class (TRZLX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$23,525	$23,064
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRULX U.S. Large-Cap Core
Fund
PAULX U.S. Large-Cap Core
Fund–
.
Advisor Class
RCLIX U.S. Large-Cap Core
Fund–
.
I Class
TRZLX U.S. Large-Cap Core
Fund–
.
Z Class

T. ROWE PRICE U.S. Large-Cap Core Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 35 .65 $ 29 .21 $ 35 .84 $ 30 .66 $ 26 .76
Investment activities
Net investment income
(1)(2)
0 .23 0 .25 0 .17 0 .18 0 .25
Net realized and unrealized
gain/loss 8 .05 6 .35 ( 5 .56 ) 7 .61 3 .91
Total from investment
activities 8 .28 6 .60 ( 5 .39 ) 7 .79 4 .16
Distributions
Net investment income ( 0 .24 ) ( 0 .16 ) ( 0 .06 ) ( 0 .17 ) ( 0 .12 )
Net realized gain ( 2 .50 ) — ( 1 .18 ) ( 2 .44 ) ( 0 .14 )
Total distributions ( 2 .74 ) ( 0 .16 ) ( 1 .24 ) ( 2 .61 ) ( 0 .26 )
NET ASSET VALUE
End of period $ 41 .19 $ 35 .65 $ 29 .21 $ 35 .84 $ 30 .66
Ratios/Supplemental Data
Total return
(2)(3)
23 .00% 22 .60% ( 15 .16 ) % 25 .65% 15 .58%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .68% 0 .69% 0 .70% 0 .65% 0 .73%
Net expenses after waivers/
payments by Price Associates 0 .64% 0 .64% 0 .64% 0 .64% 0 .73%
Net investment income 0 .56% 0 .78% 0 .53% 0 .51% 0 .95%
Portfolio turnover rate 58 .4% 57 .1% 90 .6% 47 .9% 67 .9%
Net assets, end of period (in
thousands) $1,953,192 $1,810,992 $1,534,799 $3,187,237 $575,729
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE U.S. Large-Cap Core Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 35 .67 $ 29 .23 $ 35 .91 $ 30 .69 $ 26 .79
Investment activities
Net investment income
(1)(2)
0 .10 0 .15 0 .07 0 .07 0 .18
Net realized and unrealized
gain/loss 8 .04 6 .35 ( 5 .57 ) 7 .61 3 .90
Total from investment
activities 8 .14 6 .50 ( 5 .50 ) 7 .68 4 .08
Distributions
Net investment income ( 0 .09 ) ( 0 .06 ) — ( 0 .02 ) ( 0 .04 )
Net realized gain ( 2 .50 ) — ( 1 .18 ) ( 2 .44 ) ( 0 .14 )
Total distributions ( 2 .59 ) ( 0 .06 ) ( 1 .18 ) ( 2 .46 ) ( 0 .18 )
NET ASSET VALUE
End of period $ 41 .22 $ 35 .67 $ 29 .23 $ 35 .91 $ 30 .69
Ratios/Supplemental Data
Total return
(2)(3)
22 .61% 22 .23% ( 15 .44 ) % 25 .25% 15 .25%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .95% 0 .95% 0 .97% 0 .97% 1 .01%
Net expenses after
waivers/payments by Price
Associates 0 .95% 0 .95% 0 .97% 0 .97% 1 .01%
Net investment income 0 .24% 0 .46% 0 .21% 0 .21% 0 .67%
Portfolio turnover rate 58 .4% 57 .1% 90 .6% 47 .9% 67 .9%
Net assets, end of period (in
thousands) $12,604 $12,892 $9,574 $12,728 $11,850
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE U.S. Large-Cap Core Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 35 .59 $ 29 .16 $ 35 .85 $ 30 .69 $ 26 .78
Investment activities
Net investment income
(1)(2)
0 .26 0 .27 0 .21 0 .21 0 .29
Net realized and unrealized
gain/loss 8 .04 6 .34 ( 5 .57 ) 7 .60 3 .92
Total from investment
activities 8 .30 6 .61 ( 5 .36 ) 7 .81 4 .21
Distributions
Net investment income ( 0 .31 ) ( 0 .18 ) ( 0 .15 ) ( 0 .21 ) ( 0 .16 )
Net realized gain ( 2 .50 ) — ( 1 .18 ) ( 2 .44 ) ( 0 .14 )
Total distributions ( 2 .81 ) ( 0 .18 ) ( 1 .33 ) ( 2 .65 ) ( 0 .30 )
NET ASSET VALUE
End of period $ 41 .08 $ 35 .59 $ 29 .16 $ 35 .85 $ 30 .69
Ratios/Supplemental Data
Total return
(2)(3)
23 .08% 22 .66% ( 15 .08 ) % 25 .69% 15 .76%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .57% 0 .58% 0 .58% 0 .57% 0 .59%
Net expenses after
waivers/payments by Price
Associates 0 .57% 0 .58% 0 .58% 0 .57% 0 .58%
Net investment income 0 .64% 0 .84% 0 .69% 0 .59% 1 .09%
Portfolio turnover rate 58 .4% 57 .1% 90 .6% 47 .9% 67 .9%
Net assets, end of period (in
thousands) $2,492,650 $1,677,656 $1,469,403 $327,420 $67,542
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE U.S. Large-Cap Core Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 35 .73 $ 29 .24 $ 35 .90 $ 30 .66 $ 19 .80
Investment activities
Net investment income
(2)(3)
0 .50 0 .46 0 .39 0 .41 0 .36
Net realized and unrealized
gain/loss 8 .09 6 .38 ( 5 .58 ) 7 .62 10 .93
Total from investment
activities 8 .59 6 .84 ( 5 .19 ) 8 .03 11 .29
Distributions
Net investment income ( 0 .51 ) ( 0 .35 ) ( 0 .29 ) ( 0 .35 ) ( 0 .29 )
Net realized gain ( 2 .50 ) — ( 1 .18 ) ( 2 .44 ) ( 0 .14 )
Total distributions ( 3 .01 ) ( 0 .35 ) ( 1 .47 ) ( 2 .79 ) ( 0 .43 )
NET ASSET VALUE
End of period $ 41 .31 $ 35 .73 $ 29 .24 $ 35 .90 $ 30 .66
Ratios/Supplemental Data
Total return
(3)(4)
23 .79% 23 .40% ( 14 .62 ) % 26 .45% 57 .09%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 0 .54% 0 .55% 0 .55% 0 .55% 0 .56%
(5)
Net expenses after waivers/
payments by Price Associates 0 .00% 0 .00% 0 .00% 0 .00% 0 .00%
(5)
Net investment income 1 .21% 1 .42% 1 .27% 1 .16% 1 .62%
(5)
Portfolio turnover rate 58 .4% 57 .1% 90 .6% 47 .9% 67 .9%
Net assets, end of period (in
millions) $14,770 $12,479 $5,641 $3,083 $1,485
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE U.S. Large-Cap Core Fund
December 31, 2024

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.8%
COMMUNICATION SERVICES  6.0%
Entertainment  1.7%
Netflix (1) 359,133 320,102
320,102
Interactive Media & Services  3.4%
Alphabet, Class C  3,422,117 651,708
651,708
Wireless Telecommunication Services  0.9%
T-Mobile U.S.  825,199 182,146
182,146
Total Communication Services 1,153,956
CONSUMER DISCRETIONARY  10.4%
Broadline Retail  5.1%
Amazon.com (1) 4,441,482 974,417
974,417
Hotels, Restaurants & Leisure  1.7%
Booking Holdings  36,912 183,394
McDonald's  528,192 153,118
336,512
Specialty Retail  3.6%
Lowe's  767,097 189,319
O'Reilly Automotive (1) 126,243 149,699
Ross Stores  1,076,412 162,829
TJX  1,604,371 193,824
695,671
Total Consumer Discretionary 2,006,600
CONSUMER STAPLES  6.4%
Beverages  2.4%
Coca-Cola  3,877,084 241,387
Keurig Dr Pepper  6,780,587 217,793
459,180
Consumer Staples Distribution & Retail  1.2%
Walmart  2,607,849 235,619
235,619
Household Products  2.1%
Colgate-Palmolive  1,910,187 173,655

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
‡
Procter & Gamble  1,418,542 237,819
411,474
Personal Care Products  0.7%
Kenvue  6,209,702 132,577
132,577
Total Consumer Staples 1,238,850
ENERGY  5.3%
Energy Equipment & Services  1.8%
Schlumberger  5,155,634 197,667
TechnipFMC  4,922,407 142,454
340,121
Oil, Gas & Consumable Fuels  3.5%
ConocoPhillips  1,942,214 192,609
Diamondback Energy  894,347 146,521
EQT  3,207,945 147,918
Expand Energy  1,903,000 189,444
676,492
Total Energy 1,016,613
FINANCIALS  12.3%
Banks  2.7%
Huntington Bancshares  8,101,052 131,804
JPMorgan Chase  1,583,390 379,555
511,359
Capital Markets  2.0%
CME Group  698,478 162,208
Goldman Sachs Group  383,263 219,464
381,672
Consumer Finance  0.8%
American Express  541,084 160,588
160,588
Financial Services  2.9%
Visa, Class A  1,775,787 561,220
561,220
Insurance  3.9%
Allstate  1,023,399 197,301
Marsh & McLennan  781,666 166,034
MetLife  1,835,540 150,294

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
‡
Progressive  948,427 227,252
740,881
Total Financials 2,355,720
HEALTH CARE  11.3%
Biotechnology  1.8%
AbbVie  1,187,619 211,040
Regeneron Pharmaceuticals (1) 187,819 133,789
344,829
Health Care Providers & Services  5.5%
Cencora  928,394 208,592
Elevance Health  352,154 129,910
Molina Healthcare (1) 439,717 127,980
Quest Diagnostics  1,471,652 222,013
UnitedHealth Group  717,377 362,892
1,051,387
Life Sciences Tools & Services  2.4%
Mettler-Toledo International (1) 130,849 160,117
Thermo Fisher Scientific  566,119 294,512
454,629
Pharmaceuticals  1.6%
Eli Lilly  403,191 311,263
311,263
Total Health Care 2,162,108
INDUSTRIALS & BUSINESS SERVICES  11.2%
Aerospace & Defense  0.8%
General Dynamics  619,900 163,337
163,337
Commercial Services & Supplies  0.8%
Republic Services  729,415 146,744
146,744
Electrical Equipment  1.1%
AMETEK  1,179,911 212,691
212,691
Ground Transportation  2.1%
CSX  4,411,800 142,369
Old Dominion Freight Line  691,250 121,936
Uber Technologies (1) 2,210,190 133,319
397,624

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
‡
Machinery  4.1%
Cummins  425,591 148,361
Deere  511,224 216,606
Ingersoll Rand  1,386,557 125,428
Parker-Hannifin  268,167 170,562
Westinghouse Air Brake Technologies  709,690 134,550
795,507
Professional Services  2.3%
Booz Allen Hamilton Holding  1,032,517 132,885
Broadridge Financial Solutions  729,289 164,885
Equifax  566,170 144,288
442,058
Total Industrials & Business Services 2,157,961
INFORMATION TECHNOLOGY  30.7%
Electronic Equipment, Instruments & Components  2.8%
Amphenol, Class A  2,589,210 179,821
Keysight Technologies (1) 938,626 150,771
TE Connectivity  1,424,254 203,626
534,218
Semiconductors & Semiconductor Equipment  10.3%
Analog Devices  1,155,132 245,419
KLA  263,902 166,290
NVIDIA  10,608,451 1,424,609
Taiwan Semiconductor Manufacturing, ADR  775,690 153,191
1,989,509
Software  9.4%
Autodesk (1) 453,476 134,034
Fair Isaac (1) 87,527 174,260
Microsoft  2,602,310 1,096,874
PTC (1) 804,536 147,930
Salesforce  767,578 256,624
1,809,722
Technology Hardware, Storage & Peripherals  8.2%
Apple  6,283,441 1,573,499
1,573,499
Total Information Technology 5,906,948
MATERIALS  2.9%
Chemicals  1.9%
Linde  427,600 179,023

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
‡
Sherwin-Williams  553,317 188,089
367,112
Containers & Packaging  1.0%
International Paper (2) 3,492,781 187,981
187,981
Total Materials 555,093
REAL ESTATE  1.5%
Residential Real Estate Investment Trusts  0.7%
AvalonBay Communities, REIT  645,018 141,885
141,885
Specialized Real Estate Investment Trusts  0.8%
Public Storage, REIT  511,290 153,101
153,101
Total Real Estate 294,986
UTILITIES  1.8%
Gas Utilities  0.8%
Atmos Energy  1,042,486 145,187
145,187
Multi-Utilities  1.0%
CMS Energy  2,965,774 197,669
197,669
Total Utilities 342,856
Total Common Stocks (Cost $14,291,231) 19,191,691
SHORT-TERM INVESTMENTS  0.6%
Money Market Funds  0.6%
T. Rowe Price Government Reserve Fund, 4.53% (3)(4) 119,971,645 119,972
Total Short-Term Investments (Cost $119,972) 119,972

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  0.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 4.53% (3)(4) 95,554,518 95,555
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 95,555
Total Securities Lending Collateral (Cost $95,555) 95,555
Total Investments in Securities
100.9% of Net Assets
(Cost $14,506,758) $ 19,407,218
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 3 . All or a portion of this security is on loan at December 31, 2024.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE U.S. Large-Cap Core Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.53% $ — $ — $ 3,607 ++
Totals $ — # $ — $ 3,607 +
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
12/31/24
T. Rowe Price Government
Reserve Fund, 4.53% $ 103,747 ¤ ¤ $ 215,527
Total $ 215,527 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3 .
+ Investment income comprised $3,607 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $215,527.

T. ROWE PRICE U.S. Large-Cap Core Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $14,506,758) $ 19,407,218
Dividends receivable 11,605
Due from affiliates 6,798
Receivable for shares sold 1,592
Cash 2
Other assets 118
Total assets 19,427,333
Liabilities
Obligation to return securities lending collateral 95,555
Payable for shares redeemed 89,432
Investment management fees payable 8,958
Payable for investment securities purchased 4,679
Payable to directors 15
Other liabilities 324
Total liabilities 198,963
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 19,228,370

T. ROWE PRICE U.S. Large-Cap Core Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 5,058,986
Paid-in capital applicable to 465,968,953 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 14,169,384
NET ASSETS $ 19,228,370
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,953,192; Shares outstanding: 47,421,425) $ 41.19
Advisor Class
(Net assets: $12,604; Shares outstanding: 305,774) $ 41.22
I Class
(Net assets: $2,492,650; Shares outstanding: 60,677,988) $ 41.08
Z Class
(Net assets: $14,769,924; Shares outstanding:
357,563,766) $ 41.31

T. ROWE PRICE U.S. Large-Cap Core Fund
Statement of Operations

($000s)
Year
Ended
12/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $202) $ 224,380
Securities lending 888
.
  Interest 1
Other 42
Total income 225,311
Expenses
Investment management 99,825
Shareholder servicing
Investor Class $ 2,739
Advisor Class 23
I Class 597 3,359
Rule 12b-1 fees
Advisor Class 31
Prospectus and shareholder reports
Investor Class 45
Advisor Class 1
I Class 5
Z Class 6 57
Custody and accounting 503
Registration 185
Directors 61
Legal and audit 29
Miscellaneous 40
Waived / paid by Price Associates (78,919)
Total expenses 25,171
Net investment income 200,140

T. ROWE PRICE U.S. Large-Cap Core Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/24
Realized and Unrealized Gain / Loss –
Net realized gain on securities 1,592,391
Change in net unrealized gain / loss on securities 2,035,225
Net realized and unrealized gain / loss 3,627,616
INCREASE IN NET ASSETS FROM OPERATIONS $ 3,827,756

T. ROWE PRICE U.S. Large-Cap Core Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 200,140 $ 145,196
Net realized gain 1,592,391 108,974
Change in net unrealized gain / loss 2,035,225 2,292,064
Increase in net assets from operations 3,827,756 2,546,234
Distributions to shareholders
Net earnings
Investor Class (123,191) (8,352)
Advisor Class (751) (19)
I Class (160,804) (8,244)
Z Class (1,012,718) (120,201)
Decrease in net assets from distributions (1,297,464) (136,816)
Capital share transactions
*
Shares sold
Investor Class 379,934 206,210
Advisor Class 3,274 2,575
I Class 683,916 168,319
Z Class 1,223,646 5,459,609
Distributions reinvested
Investor Class 119,695 8,039
Advisor Class 718 18
I Class 153,363 7,808
Z Class 1,012,718 120,201
Shares redeemed
Investor Class (636,118) (268,365)
Advisor Class (6,256) (1,426)
I Class (273,515) (266,921)
Z Class (1,943,634) (519,888)
Increase in net assets from capital share
transactions 717,741 4,916,179

T. ROWE PRICE U.S. Large-Cap Core Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Net Assets
Increase during period 3,248,033 7,325,597
Beginning of period 15,980,337 8,654,740
End of period $ 19,228,370 $ 15,980,337
*Share information (000s)
Shares sold
Investor Class 9,258 6,288
Advisor Class 82 77
I Class 16,484 5,252
Z Class 31,721 168,822
Distributions reinvested
Investor Class 2,818 229
Advisor Class 17 1
I Class 3,619 222
Z Class 23,778 3,411
Shares redeemed
Investor Class (15,460) (8,256)
Advisor Class (154) (45)
I Class (6,569) (8,728)
Z Class (47,231) (15,835)
Increase in shares outstanding 18,363 151,438

T. ROWE PRICE U.S. Large-Cap Core Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price U.S. Large-Cap Core Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital
growth.The fund has four classes of shares: the U.S. Large-Cap Core Fund
(Investor Class), the U.S. Large-Cap Core Fund–Advisor Class (Advisor Class),
the U.S. Large-Cap Core Fund–I Class (I Class) and the U.S. Large-Cap Core
Fund–Z Class (Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe
Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule
12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment

T. ROWE PRICE U.S. Large-Cap Core Fund

companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended December 31, 2024, the fund realized $159,272,000 of net gain on
$359,367,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency

T. ROWE PRICE U.S. Large-Cap Core Fund

of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE U.S. Large-Cap Core Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are

T. ROWE PRICE U.S. Large-Cap Core Fund

not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On December 31, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral

T. ROWE PRICE U.S. Large-Cap Core Fund

and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
December 31, 2024, the value of loaned securities was $93,931,000; the value of cash collateral and related investments was $95,555,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $10,810,511,000 and
$10,807,406,000, respectively, for the year ended December 31, 2024.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind and deemed distributions on shareholder redemptions.

T. ROWE PRICE U.S. Large-Cap Core Fund

The tax character of distributions paid for the periods presented was as follows:
At December 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales. During the year ended December 31, 2024, the fund utilized $9,023,000 of capital loss carryforwards.
($000s)
December 31,
2024
December 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 464,979 $ 136,816
Long-term capital gain 832,485 —
Total distributions $ 1,297,464 $ 136,816
($000s)
Cost of investments $ 14,526,775
Unrealized appreciation $ 5,221,949
Unrealized depreciation (341,506)
Net unrealized appreciation (depreciation) $ 4,880,443
($000s)
Undistributed ordinary income $ 42,142
Undistributed long-term capital gain 136,401
Net unrealized appreciation (depreciation) 4,880,443
Total distributable earnings (loss) $ 5,058,986

T. ROWE PRICE U.S. Large-Cap Core Fund

NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.25%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2024, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized

T. ROWE PRICE U.S. Large-Cap Core Fund

total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2024 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $2,693,000 remain subject to repayment by the fund at December 31, 2024. Any repayment of expenses previously

T. ROWE PRICE U.S. Large-Cap Core Fund

waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
December 31, 2024, expenses incurred pursuant to these service agreements were $117,000 for Price Associates; $1,721,000 for T. Rowe Price Services,
Inc.; and $137,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 0.64% 1.13% 0.05% 0.00%
Expense limitation date 02/28/27 02/28/27 02/28/27 N/A
(Waived)/repaid during the
period ($000s) $(752) $— $— $(78,167)

T. ROWE PRICE U.S. Large-Cap Core Fund

time without prior notice. For the year ended December 31, 2024, the fund was charged $184,000 for shareholder servicing costs related to the college savings plans, of which $35,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
December 31, 2024, approximately 26% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At December 31, 2024, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the

T. ROWE PRICE U.S. Large-Cap Core Fund

Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - INTERFUND LENDING PROGRAM
Price Associates has developed and manages an interfund lending program that provides temporary liquidity to the T. Rowe Price-sponsored mutual funds.
The program permits the borrowing and lending of cash between the fund and other T. Rowe Price-sponsored mutual funds at rates beneficial to both the borrowing and lending funds. Pursuant to program guidelines, the fund may lend up to 15% of its net assets, and no more than 5% of its net assets may be lent to any one borrower. Loans totaling 10% or more of a borrowing fund’s total assets require collateralization at 102% of the value of the loan; loans of less than 10% are unsecured. During the year ended December 31, 2024, the fund earned $1,000 in interest income related to loans made to other funds on one day in the average amount of $3,400,000 and at an average annual rate of
6.91%. At December 31, 2024, there were no loans outstanding.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health

T. ROWE PRICE U.S. Large-Cap Core Fund

epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE U.S. Large-Cap Core Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price U.S. Large-
Cap Core Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price U.S. Large-Cap Core Fund, Inc.
(the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the periods indicated
therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE U.S. Large-Cap Core Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE U.S. Large-Cap Core Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$911,129,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
For taxable non-corporate shareholders, $210,904,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $197,782,000 of the fund's income qualifies for the dividends-received deduction.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust
(REIT) dividends, $5,598,000 of the fund's income qualifies as qualified real estate investment trust (REIT) dividends.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F190-050 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Large-Cap Core Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2025